Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss for the period/year	$ (2,204)	$ (17,346)	$ (15,006)
Items not involving cash:
Depreciation	29	72	5
Depletion	216	1,756	164
Interest expense	285	633
Other (income)/expense	13	(545)	(64)
Share-based compensation	1,078	3,146	2,995
Change in fair value of short-term investments	(1,060)	569	168
Change in fair value of derivative liabilities	(278)	(4,588)	1,511
Gain on loan modification		(316)
Impairment of royalty		3,821
Share of loss in associate	(1)	296
Dilution gain in associate		(100)
Deferred tax recovery	(435)	(129)
Unrealized foreign exchange gain	42	(415)	(28)
Net changes in non-cash working capital items:
Accounts receivables	389	(655)	(150)
Prepaids and other receivables	439	2,889	(1,485)
Accounts payable and accrued liabilities	(3,043)	(8,350)	23
Due to former parent company			(83)
Cash used in operating activities	(4,530)	(19,262)	(11,950)
Investing activities
Restricted cash released		1,815
Interest received			64
Dividend received	28
Investment in royalties and other mineral interests	(12)	(19,682)	9,390
Acquisition of Ely Gold Royalties Inc., net of cash acquired			(58,247)
Investment in marketable securities	(44)	(799)
Long-term investments acquired			(1,587)
Proceeds on disposition of marketable securities	4,531	17,659
Cash acquired through acquisition of Abitibi Royalties Inc. and Golden Valley Mines and Royalties Ltd.		10,393
Investment in associate		(409)
Proceeds from option agreements	481	1,630
Purchase of equipment		(28)	(2)
Proceeds on disposition of other mineral interests	16
Payment of lease obligations			3
Cash provided by investing activities	5,000	10,579	(69,165)
Financing activities
Proceeds from common shares issued to former parent company			50
Proceeds from private placement of common shares			2,849
Proceeds from initial public offering, net of underwriters' fees and issuance costs			88,046
Net proceeds from bank loan		9,403
Interest paid	(197)	(342)
Proceeds from exercise of common share purchase warrants		856	39
Payment of lease obligations	(25)	(60)
Dividends	(1,439)	(4,032)
Repurchase of call options	(8)
Changes in balances with former parent company			(38)
Cash provided by / (used in) financing activities	(1,669)	5,825	90,946
Effect of exchange rate changes on cash	(2)	1	36
Net increase (decrease) in cash	(1,201)	(2,857)	9,867
Beginning of period/year	7,048	9,905	38
End of period/year	$ 5,847	$ 7,048	$ 9,905